Employee Benefits, Components of Net Periodic Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income:
Net actuarial loss (gain)	$ (1,079)	$ 20	$ 222
Pension benefits qualified [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	6	5	210
Interest cost	520	554	595
Expected return on plan assets	(759)	(717)	(643)
Amortization of net actuarial loss	86	105	194
Amortization of prior service credit	0	0	0
Settlements	4	0	0
Curtailment loss (gain)	0	3	(32)
Net periodic benefit cost (income)	(143)	(50)	324
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income:
Net actuarial loss (gain)	1,120	(59)	(346)
Amortization of net actuarial loss	(86)	(105)	(194)
Prior service cost	0	2	0
Amortization of prior service cost	0	0	0
Settlement	(4)	0	0
Net loss (gain) in curtailment	(3)	(3)	32
Net gain on amendment	0	0	0
Translation adjustments	(1)	0	3
Total recognized in other comprehensive income	1,026	(165)	(505)
Total recognized in net periodic benefit cost and other comprehensive income	883	(215)	(181)
Pension benefits non-qualified [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	1	0	8
Interest cost	34	37	43
Expected return on plan assets	0	0	0
Amortization of net actuarial loss	6	3	2
Amortization of prior service credit	0	0	(1)
Settlements	3	0	0
Curtailment loss (gain)	0	0	(33)
Net periodic benefit cost (income)	44	40	19
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income:
Net actuarial loss (gain)	33	46	25
Amortization of net actuarial loss	(6)	(3)	(2)
Prior service cost	0	0	0
Amortization of prior service cost	0	0	1
Settlement	(3)	0	0
Net loss (gain) in curtailment	0	0	33
Net gain on amendment	0	0	0
Translation adjustments	0	0	0
Total recognized in other comprehensive income	24	43	57
Total recognized in net periodic benefit cost and other comprehensive income	68	83	76
Other benefits [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	13	13	13
Interest cost	71	78	83
Expected return on plan assets	(41)	(29)	(29)
Amortization of net actuarial loss	0	1	3
Amortization of prior service credit	(3)	(4)	(3)
Settlements	0	0	0
Curtailment loss (gain)	0	(4)	0
Net periodic benefit cost (income)	40	55	67
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income:
Net actuarial loss (gain)	(74)	(9)	99
Amortization of net actuarial loss	0	(1)	(3)
Prior service cost	0	0	0
Amortization of prior service cost	3	4	3
Settlement	0	0	0
Net loss (gain) in curtailment	0	4	0
Net gain on amendment	0	0	(54)
Translation adjustments	0	0	2
Total recognized in other comprehensive income	(71)	(2)	47
Total recognized in net periodic benefit cost and other comprehensive income	$ (31)	$ 53	$ 114